UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-4007

Smith Barney Trust II

(Exact name of registrant as specified in charter)

     125 Broad Street, New York, NY 10004
(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.
Legg Mason & Co., LLC
300 First Stamford Place, 4th Floor
Stamford, CT 06902
(Name and address of agent for service)

Registrant's telephone number, including area code: 1-800-451-2010

Date of fiscal year end:	October 31
Date of reporting period:	January 31, 2006

ITEM 1. SCHEDULE OF INVESTMENTS

SMITH BARNEY TRUST II

Smith Barney Small Cap Growth Opportunities Fund

FORM N-Q
JANUARY 31, 2006

Smith Barney Small Cap Growth Opportunities Fund

Schedule of Investments (unaudited)
January 31, 2006

Shares	Security	Value

COMMON STOCKS — 95.6%
CONSUMER DISCRETIONARY — 11.0%
Hotels, Restaurants & Leisure — 3.8%
1,500	Chipotle Mexican Grill Inc., Class A *	$71,280
32,500	CKE Restaurants Inc.	508,625
7,600	Ctrip.com International Ltd., ADR	470,592
9,300	PF Chang's China Bistro Inc. *	476,718
11,131	Station Casinos Inc.	744,107
19,600	Steak 'n Shake Co. *	359,464

	Total Hotels, Restaurants & Leisure	2,630,786

Household Durables — 0.6%
37,200	Tempur-Pedic International Inc. *	433,752

Leisure Equipment & Products — 1.0%
21,080	Marvel Entertainment Inc. *	350,982
8,700	SCP Pool Corp.	346,956

	Total Leisure Equipment & Products	697,938

Media — 3.1%
30,200	R.H. Donnelley Corp. *	1,981,724
8,200	Regal Entertainment Group, Class A Shares	151,782

	Total Media	2,133,506

Multiline Retail — 0.7%
19,300	Family Dollar Stores Inc.	462,235

Specialty Retail — 1.8%
20,200	Cabela's Inc., Class A Shares *	352,490
15,900	Men's Wearhouse Inc.	543,303
23,100	West Marine Inc. *	300,300

	Total Specialty Retail	1,196,093

	TOTAL CONSUMER DISCRETIONARY	7,554,310

CONSUMER STAPLES — 3.0%
Food & Staples Retailing— 0.8%
16,700	United Natural Foods Inc. *	539,911

Food Products — 0.6%
17,220	Hain Celestial Group Inc. *	401,398

Household Products — 0.6%
20,800	Spectrum Brands Inc. *	393,328

Personal Products — 1.0%
36,100	Nu Skin Enterprises Inc., Class A Shares	702,506

	TOTAL CONSUMER STAPLES	2,037,143

ENERGY — 5.8%
Energy Equipment & Services — 3.7%
2,800	Atwood Oceanics Inc. *	271,964
9,550	CARBO Ceramics Inc.	643,383
66,030	Key Energy Services Inc. *	1,043,274
5,176	Todco, Class A Shares	230,850
7,400	Universal Compression Holdings Inc. *	355,200

	Total Energy Equipment & Services	2,544,671

Oil, Gas & Consumable Fuels — 2.1%
8,100	Cheniere Energy Inc. *	314,928
7,100	OPTI Canada Inc. *	279,059
28,050	Range Resources Corp.	837,854
1,400	Western Refining Inc. *	26,250

	Total Oil, Gas & Consumable Fuels	1,458,091

	TOTAL ENERGY	4,002,762

See Notes to Schedule of Investments.

Smith Barney Small Cap Growth Opportunities Fund

Schedule of Investments (unaudited) (continued)
January 31, 2006

Shares	Security	Value

FINANCIALS — 7.4%
Capital Markets — 0.8%
6,105	Affiliated Managers Group Inc. *	$566,544

Commercial Banks — 3.0%
1,780	City National Corp.	133,447
13,940	Cullen/Frost Bankers Inc.	749,135
14,940	East-West Bancorp Inc.	551,435
6,862	UCBH Holdings Inc.	119,056
9,700	Westamerica Bancorporation	522,054

	Total Commercial Banks	2,075,127

Insurance — 0.7%
26,500	Universal American Financial Corp. *	436,455

Real Estate — 2.7%
4,412	Alexandria Real Estate Equities Inc.	389,359
4,200	BioMed Realty Trust Inc.	112,686
1,096	CenterPoint Properties Trust	54,405
7,084	Cousins Properties Inc.	221,163
7,300	Global Signal Inc.	352,590
5,100	Gramercy Capital Corp.	134,334
10,397	PS Business Parks Inc.	570,276

	Total Real Estate	1,834,813

Thrifts & Mortgage Finance — 0.2%
2,460	Downey Financial Corp.	161,081

	TOTAL FINANCIALS	5,074,020

HEALTH CARE — 17.0%
Biotechnology — 8.7%
35,900	Abgenix Inc. *	792,313
18,400	Arena Pharmaceuticals Inc. *	312,248
30,100	CV Therapeutics Inc. *	740,761
25,700	InterMune Inc. *	519,911
53,300	Nektar Therapeutics *	1,055,340
156,000	Oscient Pharmaceuticals Corp. *	338,520
87,100	Panacos Pharmaceuticals Inc. *	805,675
29,600	PDL BioPharma Inc. *	862,840
22,800	Tanox Inc. *	411,540
3,500	Vertex Pharmaceuticals Inc. *	125,020

	Total Biotechnology	5,964,168

Health Care Equipment & Supplies — 3.2%
11,638	Advanced Medical Optics Inc. *	518,822
6,400	Cooper Cos. Inc.	354,752
38,890	DJ Orthopedics Inc. *	1,276,759

	Total Health Care Equipment & Supplies	2,150,333

Health Care Providers & Services — 3.9%
19,500	Health Net Inc. *	962,715
21,300	LifePoint Hospitals Inc. *	657,105
9,500	Manor Care Inc.	371,450
17,200	WellCare Health Plans Inc. *	695,396

	Total Health Care Providers & Services	2,686,666

Pharmaceuticals — 1.2%
22,200	Andrx Corp. *	389,610
21,550	AVANIR Pharmaceuticals, Class A *	334,025
800	Impax Laboratories Inc. *	8,040
14,210	Ista Pharmaceuticals Inc. *	99,612

	Total Pharmaceuticals	831,287

	TOTAL HEALTH CARE	11,632,454

See Notes to Schedule of Investments.

Smith Barney Small Cap Growth Opportunities Fund

Schedule of Investments (unaudited) (continued)
January 31, 2006

Shares	Security	Value

INDUSTRIALS — 9.4%
Aerospace & Defense— 0.5%
10,100	Aviall Inc. *	$349,056

Building Products — 1.3%
10,400	ElkCorp	365,768
10,800	NCI Building Systems Inc. *	547,560

	Total Building Products	913,328

Commercial Services & Supplies — 2.1%
15,800	Herman Miller Inc.	478,740
16,200	IHS Inc., Class A Shares *	393,012
31,700	Steelcase Inc., Class A Shares	534,145

	Total Commercial Services & Supplies	1,405,897

Construction & Engineering — 1.4%
30,000	Chicago Bridge & Iron Co. NV, New York Shares	925,500

Machinery — 1.7%
15,000	IDEX Corp.	690,000
17,800	Stewart & Stevenson Services Inc.	462,266

	Total Machinery	1,152,266

Trading Companies & Distributors — 2.4%
36,840	MSC Industrial Direct Co. Inc., Class A Shares	1,655,221

	TOTAL INDUSTRIALS	6,401,268

INFORMATION TECHNOLOGY — 29.6%
Communications Equipment — 3.0%
33,300	ADC Telecommunications Inc. *	844,488
30,400	ECI Telecom Ltd. *	253,840
7,700	MasTec Inc. *	92,785
18,400	NETGEAR Inc. *	333,408
27,000	Polycom Inc. *	523,260

	Total Communications Equipment	2,047,781

Computers & Peripherals — 1.9%
47,500	Electronics for Imaging Inc. *	1,313,375

Electronic Equipment & Instruments — 1.6%
42,900	Dolby Laboratories Inc., Class A Shares *	873,873
4,000	Mettler-Toledo International Inc. *	231,560

	Total Electronic Equipment & Instruments	1,105,433

Internet Software & Services — 9.2%
66,870	Digitas Inc. *	875,328
3,700	Hurray! Holding Co. Ltd., ADR *	31,650
17,000	Jupitermedia Corp. *	275,230
45,500	Openwave Systems Inc. *	980,980
134,400	RealNetworks Inc. *	1,081,920
13,600	SINA Corp. *	316,472
96,600	SkillSoft PLC, ADR *	545,790
53,900	Sohu.com Inc. *	1,097,943
20,700	WebEx Communications Inc. *	502,596
75,900	webMethods Inc. *	585,189

	Total Internet Software & Services	6,293,098

IT Services — 1.5%
6,100	Patni Computer Systems Ltd., ADR *	141,215
53,800	Sapient Corp. *	355,080
20,700	Wright Express Corp. *	526,608

	Total IT Services	1,022,903

See Notes to Schedule of Investments.

Smith Barney Small Cap Growth Opportunities Fund

Schedule of Investments (unaudited) (continued)
January 31, 2006

Shares	Security	Value

Semiconductors & Semiconductor Equipment — 7.7%
31,674	ASE Test Ltd. *	$235,971
20,900	Atheros Communications *	410,685
90,244	ChipMOS TECHNOLOGIES (Bermuda) Ltd. *	613,659
13,400	Cymer Inc. *	604,876
21,700	EMCORE Corp. *	177,289
14,700	Entegris Inc. *	154,350
40,500	Micrel Inc. *	496,935
16,300	PortalPlayer Inc. *	480,687
87,200	RF Micro Devices Inc. *	634,816
12,900	Tessera Technologies Inc. *	416,412
450,500	Zarlink Semiconductor Inc. *	1,072,190

	Total Semiconductors & Semiconductor Equipment	5,297,870

Software — 4.7%
24,900	Kongzhong Corp., ADR *	333,162
13,600	MICROS Systems Inc. *	627,640
9,600	Salesforce.com Inc. *	394,080
32,800	Take-Two Interactive Software Inc. *	520,208
124,737	TIBCO Software Inc. *	996,649
24,000	Wind River Systems Inc. *	321,120

	Total Software	3,192,859

	TOTAL INFORMATION TECHNOLOGY	20,273,319

MATERIALS — 4.7%
Chemicals — 3.3%
7,800	Cytec Industries Inc.	386,880
14,910	Minerals Technologies Inc.	833,022
7,800	Scotts Miracle-Gro Co., Class A Shares	386,100
23,700	Senomyx Inc. *	385,125
9,420	Valspar Corp.	256,412

	Total Chemicals	2,247,539

Metals & Mining — 1.4%
16,570	Apex Silver Mines Ltd. *	265,617
29,230	Compass Minerals International Inc.	719,643

	Total Metals & Mining	985,260

	TOTAL MATERIALS	3,232,799

TELECOMMUNICATION SERVICES — 6.9%
Diversified Telecommunication Services — 1.7%
94,170	Cincinnati Bell Inc. *	329,595
39,900	Citizens Communications Co.	489,573
4,200	Commonwealth Telephone Enterprises Inc.	140,154
600	New Skies Satellites Holdings Ltd.	13,044
6,700	PanAmSat Holding Corp.	165,691

	Total Diversified Telecommunication Services	1,138,057

Wireless Telecommunication Services — 5.2%
71,968	American Tower Corp., Class A Shares *	2,226,690
72,700	Dobson Communications Corp., Class A Shares *	539,434
15,000	Nextel Partners Inc., Class A Shares *	419,850
25,487	WiderThan Co. Ltd., ADR *	382,305

	Total Wireless Telecommunication Services	3,568,279

	TOTAL TELECOMMUNICATION SERVICES	4,706,336

UTILITIES — 0.8%
Electric Utilities — 0.8%
21,100	ITC Holdings Corp.	573,920

See Notes to Schedule of Investments.

Smith Barney Small Cap Growth Opportunities Fund

Schedule of Investments (unaudited) (continued)
January 31, 2006

Face
Amount	Security	Value

	TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENT
	(Cost — $53,972,790)	$65,488,331

SHORT-TERM INVESTMENT — 6.6%
Repurchase Agreement — 6.6%
$4,494,000	Interested in $386,481,000 joint tri-party repurchase agreement dated 1/31/06
	with Greenwich Capital Markets Inc., 4.450% due 2/1/06; Proceeds at
	maturity - $4,494,556; (Fully collateralized by various U.S. government
	agency & Treasury obligations, 0.000% to 9.375% due 4/6/06 to 4/15/30;
	Market value - $4,583,916) (Cost — $4,494,000)	$4,494,000

	TOTAL INVESTMENTS — 102.2% (Cost — $58,466,790#)	69,982,331
	Liabilities in Excess of Other Assets — (2.2)%	(1,489,883)

	TOTAL NET ASSETS — 100.0%	$68,492,448

*	Non-income producing security.
#	Aggregate cost for federal income tax purposes is substantially the same.

Abbreviation used in this schedule:
ADR - American Depositary Receipt

See Notes to Schedule of Investments.

Notes to Schedule of Investments (unaudited)

1.  Organization and Significant Accounting Policies

The Smith Barney Small Cap Growth Opportunities Fund (the “Fund”) is a separate diversified series of Smith Barney Trust II (the "Trust"), a Massachusetts business trust. The Trust is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment Valuation. Equity securities for which market quotations are available are valued at the last sale price or official closing price on the primary market or exchange on which they trade. Debt securities are valued at the mean between the bid and ask prices provided by an independent pricing service that are based on transactions in debt obligations, quotations from bond dealers, market transactions in comparable securities and various relationships between securities. When prices are not readily available, or are determined not to reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund may value these investments at fair value as determined in accordance with the procedures approved by the Fund’s Board of Trustees. Short-term obligations with maturities of 60 days or less are valued at amortized cost, which approximates market value.

(b) Repurchase Agreements. When entering into repurchase agreements, it is the Fund's policy that its custodian or a third party custodian take possession of the underlying collateral securities, the market value of which at least equals the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market to ensure the adequacy of the collateral. If the seller defaults, and the market value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited.

(c) Security Transactions. Security transactions are accounted for on a trade date basis.

2.  Investments

At January 31, 2006, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

Gross unrealized appreciation	$12,645,487
Gross unrealized depreciation	(1,129,946)

Net unrealized appreciation	$11,515,541

ITEM 2.	CONTROLS AND PROCEDURES.

(a) The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of
1934.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Smith Barney Trust II

By /s/ R. Jay Gerken
R. Jay Gerken
Chief Executive Officer

Date: March 31, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Smith Barney Trust II

By /s/ R. Jay Gerken
R Jay Gerken
Chief Executive Officer

Date: March 31, 2006

By /s/ Frances M. Guggino
Frances M. Guggino
Chief Financial Officer

Date: March 31, 2006